Accounts Payable - Schedule of Accounts Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Payables for marketing expenses	¥ 30,646		¥ 16,831
Payables for purchase of property, equipment and software	19,987		22,344
Others	2,330		2,681
Total	¥ 52,963	$ 8,311	¥ 41,856